Long-Term Debt - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 30, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Jun. 27, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	$ 183,000,000		$ 397,000,000		$ 0
Letters of credit and guarantees outstanding	513,000,000		489,000,000
Borrowings	14,694,000,000		21,453,000,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	14,781,000,000		21,560,000,000
Bank credit facilities
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	6,098,000,000
Term Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	1,150,000,000
Demand credit facility
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	100,000,000						£ 5
Term Credit Facility Maturing February 2023
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	1,000,000,000
Non-revolving term credit facility maturing February 2023
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	1,150,000,000							$ 2,650,000,000
Repayments of borrowings	1,500,000,000
Revolving Syndicated Credit Facility Maturing June 2022 And June 2024
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	2,495,000,000
Revolving syndicated credit facility maturing June 2022
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	70,000,000
Maximum borrowing capacity increased	70,000,000
Maximum borrowing capacity not extended	70,000,000
Revolving syndicated credit facility maturing June 2024
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	2,425,000,000
Maximum borrowing capacity, term extended	2,425,000,000
Revolving Syndicated Credit Facility Maturing June 2023 And June 2025
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	2,495,000,000
Revolving syndicated credit facility maturing June 2023
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	70,000,000
Maximum borrowing capacity not extended	70,000,000
Revolving syndicated credit facility maturing June 2025
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	2,425,000,000
Maximum borrowing capacity, term extended	2,425,000,000
Maximum borrowing capacity increased	70,000,000
Non-revolving term credit facility maturing February 2022
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	1,000,000,000
Non-Revolving Term Credit Facility Maturing March 2022
Disclosure of detailed information about borrowings [line items]
Maximum credit facility re draw	1,000,000,000
Non-revolving term credit facility maturing June 2022
Disclosure of detailed information about borrowings [line items]
Maximum credit facility					$ 3,250,000,000					$ 3,250,000,000
Repayments of borrowings	3,088,000,000
Commercial Paper
Disclosure of detailed information about borrowings [line items]
Maximum credit facility						$ 2,500,000,000
Borrowings						$ 0			$ 426,000,000
Commercial Paper | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		$ 544,000,000
Credit facilities and commercial paper | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.80%		1.10%			0.80%	0.80%		1.10%
Long-term debt | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 11,581,000,000		$ 16,746,000,000
Long-term debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.50%		3.50%			3.50%	3.50%		3.50%
Medium-term borrowings expiring August 2023
Disclosure of detailed information about borrowings [line items]
Base shell prospectus borrowings, authorized	$ 3,000,000,000
1.45% debentures due November 16, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.45%		1.45%			1.45%	1.45%		1.45%
Borrowings			$ 500,000,000
1.45% debentures due November 16, 2023 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 500,000,000		$ 500,000,000
2.50% debentures due January 17, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%		2.50%			2.50%	2.50%		2.50%
Borrowings			$ 300,000,000
2.50% debentures due January 17, 2028 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 300,000,000		300,000,000
2.89% debentures due August 14, 2020
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings			$ 1,000,000,000
Borrowings, interest rate			2.89%						2.89%
2.05% debentures due June 1, 2020
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings			$ 900,000,000
Borrowings, interest rate			2.05%						2.05%
US dollar denominated debt, unsecured
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		$ 500,000,000
Borrowings, interest rate	3.45%					3.45%	3.45%
Base shell prospectus borrowings, authorized						$ 3,000,000,000
2.05% due July 15, 2025 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.05%		2.05%			2.05%	2.05%		2.05%
Proceeds from borrowings				$ 600,000,000
2.05% due July 15, 2025 (US$600 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 759,000,000		$ 765,000,000
2.95% due July 15, 2030 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.95%		2.95%			2.95%	2.95%		2.95%
Proceeds from borrowings				$ 500,000,000
2.95% due July 15, 2030 (US$500 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 633,000,000		$ 638,000,000